INVESTMENTS IN EQUITY INVESTEES	12 Months Ended
Dec. 31, 2024
INVESTMENTS IN EQUITY INVESTEES
INVESTMENTS IN EQUITY INVESTEES

12.INVESTMENTS IN EQUITY INVESTEES

Name	As of December 31, 2023		As of December 31, 2024		Principal activities
	Voting right	Equity interest	Voting right	Equity interest
	(%)	(%)	(%)	(%)
V-G High Tech Energy Solutions Co., Ltd. (“V-G”)	48.6	48.4	48.6	48.4	Manufacturing car plastic accessories

V-G’s head office is located at Vung Ang Economic Zone, Ky Loi Ward, Ky Anh Town, Ha Tinh province.

12.INVESTMENTS IN EQUITY INVESTEES (continued)

Summarized financial information of the joint venture in 2023 and 2024 is provided as below:

Summarized balance sheets as of December 31, 2023 and December 31, 2024:

	As of	As of
	December 31, 2023	December 31, 2024
	VND million	VND million	USD
Current assets	1,250,629	1,285,393	52,820,752
Non-current assets	1,992,423	5,663,362	232,724,964
Current liabilities	(743,905)	(4,188,116)	(172,102,568)
Non-current liabilities	—	(361,947)	(14,873,516)
Total equity	2,499,147	2,398,692	98,569,632
Attributable to:
The Group	1,214,938	1,166,102	47,918,718
The other partner in the joint venture	1,284,209	1,232,590	50,650,914

Summarized statements of profit or loss for the year ended December 31, 2023 and 2024:

	For the year ended December 31,
	2023	2024	2024
	VND million	VND million	USD
Finance income	90,850	3,550	145,880
Operating expenses	(15,927)	(108,890)	(4,474,625)
Profit/(loss) before tax	74,923	(105,340)	(4,328,745)
Income tax expense	—	—	—
Profit/(loss) for the year	74,923	(105,340)	(4,328,745)
The Group’s share of profit/(loss) for the year	36,422	(48,836)	(2,006,821)
Attributable to the other partner in the joint venture	38,501	(56,504)	(2,321,924)